Interest-bearing bank borrowings - Disclosure of detailed information about borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Current interest-bearing bank borrowings	¥ 72,953	$ 10,275	¥ 38,000
Non-current interest-bearing bank borrowings	681,821	$ 96,032	465,155
Total interest-bearing bank borrowings (Note 30(b))	¥ 754,774		¥ 503,155